Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 4,257,800		$ 4,790,097	$ 4,838,246
Percentage of total revenue	21.00%	21.00%	26.00%	27.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 5,148,877		$ 4,679,676	$ 5,259,281
Percentage of total revenue	25.00%	25.00%	25.00%	29.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 6,922,205		$ 5,694,720	$ 4,789,869
Percentage of total revenue	34.00%	34.00%	31.00%	27.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 4,008,999		$ 3,315,534	$ 3,053,459
Percentage of total revenue	20.00%	20.00%	18.00%	17.00%